Cover	Apr. 07, 2022
Cover [Abstract]
Entity Registrant Name	GZ6G TECHNOLOGIES CORP.
Entity Central Index Key	0001286648
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 07, 2022
Entity Incorporation State Country Code	NV
Entity File Number	333-256224
Entity Tax Identification Number	20-0452700
Entity Address Address Line 1	1 Technology Drive, Bldg B
Entity Address Address Line 2	Suite no. B123
Entity Address City Or Town	Irvine
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92618
City Area Code	949
Local Phone Number	872-1965
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false